Prepayments and Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2023
Prepayments and Other Non-Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following:
	As of June 30, 2023	As of December 31, 2022
	In thousands of USD
Prepayments to software developer	$3,460	$-
Prepayments to Haicang property	4,484	-
Other current assets	96	141
Total	$8,040	$141